Quarterly Holdings Report
for

Fidelity® Series International Growth Fund

January 31, 2021

GSV-S-QTLY-0321
1.907948.111

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Australia - 2.4%
CSL Ltd.	1,511,613	$313,904,594
Bailiwick of Jersey - 1.7%
Experian PLC	6,217,089	217,303,595
Belgium - 0.7%
UCB SA	895,500	92,937,493
Brazil - 0.4%
B3 SA - Brasil Bolsa Balcao	4,597,954	50,253,619
Canada - 2.3%
CAE, Inc.	2,200,000	49,703,226
Canadian National Railway Co.	495,388	50,176,073
Canadian Pacific Railway Ltd.	304,608	102,343,524
Franco-Nevada Corp.	794,628	94,659,381

TOTAL CANADA		296,882,204

Cayman Islands - 2.9%
Alibaba Group Holding Ltd. (a)	450,000	14,280,538
Alibaba Group Holding Ltd. sponsored ADR (a)	545,822	138,545,998
Kuaishou Technology (a)	256,100	3,798,601
Tencent Holdings Ltd.	2,465,100	219,648,567

TOTAL CAYMAN ISLANDS		376,273,704

Finland - 1.1%
Kone OYJ (B Shares)	1,662,800	131,001,479
Tikkurila Oyj	205,852	8,206,314

TOTAL FINLAND		139,207,793

France - 5.9%
Edenred SA	2,135,990	116,049,689
Legrand SA	1,630,944	150,223,715
LVMH Moet Hennessy Louis Vuitton SE	680,596	411,485,275
Sanofi SA	955,900	89,900,776

TOTAL FRANCE		767,659,455

Germany - 7.1%
Deutsche Borse AG	880,445	141,678,330
Linde PLC	1,356,301	332,479,692
SAP SE	2,478,329	314,470,389
Vonovia SE	1,948,435	130,379,814

TOTAL GERMANY		919,008,225

Hong Kong - 5.3%
AIA Group Ltd.	37,261,901	449,257,605
Hong Kong Exchanges and Clearing Ltd.	3,817,425	244,902,098

TOTAL HONG KONG		694,159,703

India - 0.7%
Housing Development Finance Corp. Ltd.	3,008,400	98,179,708
Ireland - 1.0%
CRH PLC sponsored ADR	3,253,340	133,842,408
Italy - 0.8%
Interpump Group SpA	2,315,284	104,071,765
Japan - 16.2%
Azbil Corp.	3,218,205	164,067,160
FANUC Corp.	1,029,915	268,879,145
Hoya Corp.	2,211,500	282,811,041
Keyence Corp.	936,487	501,927,349
Lasertec Corp.	793,700	106,463,172
Misumi Group, Inc.	7,246,905	235,578,897
Nabtesco Corp.	1,183,746	52,946,203
OSG Corp.	2,584,216	46,283,729
Recruit Holdings Co. Ltd.	5,996,405	260,828,183
SHO-BOND Holdings Co. Ltd.	1,976,400	85,946,842
USS Co. Ltd.	4,805,600	94,510,822

TOTAL JAPAN		2,100,242,543

Kenya - 0.7%
Safaricom Ltd.	284,131,800	92,475,034
Luxembourg - 0.1%
InPost SA	617,700	14,842,275
Netherlands - 5.6%
ASML Holding NV (Netherlands)	1,354,346	723,023,064
New Zealand - 0.4%
Auckland International Airport Ltd.	8,916,062	47,732,762
Norway - 1.1%
Adevinta ASA Class B (a)	3,708,669	55,334,205
Schibsted ASA (B Shares)	2,533,754	81,997,841

TOTAL NORWAY		137,332,046

South Africa - 0.5%
Clicks Group Ltd.	4,072,922	66,919,340
Spain - 2.5%
Amadeus IT Holding SA Class A	3,562,864	227,464,979
Cellnex Telecom SA (b)	1,614,100	94,629,195

TOTAL SPAIN		322,094,174

Sweden - 5.2%
ASSA ABLOY AB (B Shares)	10,799,091	267,080,735
Atlas Copco AB (A Shares)	4,901,482	265,921,812
Epiroc AB Class A	7,358,369	141,376,703

TOTAL SWEDEN		674,379,250

Switzerland - 11.6%
Nestle SA (Reg. S)	6,156,560	690,129,358
Roche Holding AG (participation certificate)	1,682,404	580,617,952
Schindler Holding AG:
(participation certificate)	427,941	113,140,730
(Reg.)	156,202	41,174,549
Temenos Group AG	598,060	75,768,814

TOTAL SWITZERLAND		1,500,831,403

Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	9,586,885	202,541,936
United Kingdom - 4.2%
Compass Group PLC	6,375,000	113,875,230
Dechra Pharmaceuticals PLC	891,200	44,032,061
InterContinental Hotel Group PLC ADR	1,161,430	71,509,245
London Stock Exchange Group PLC	1,379,992	163,825,878
Rightmove PLC (a)	6,774,045	55,614,495
Spectris PLC	2,300,622	95,700,708

TOTAL UNITED KINGDOM		544,557,617

United States of America - 17.2%
Alphabet, Inc. Class A (a)	64,787	118,389,172
Autoliv, Inc.	679,034	60,237,106
Black Knight, Inc. (a)	1,094,623	89,419,753
Lam Research Corp.	365,065	176,673,207
Marsh & McLennan Companies, Inc.	1,651,931	181,563,736
MasterCard, Inc. Class A	740,031	234,064,405
Moody's Corp.	655,359	174,495,887
MSCI, Inc.	519,627	205,408,553
NICE Systems Ltd. sponsored ADR (a)(c)	655,754	171,335,405
PriceSmart, Inc.	510,732	47,947,520
ResMed, Inc.	966,464	194,810,148
S&P Global, Inc.	538,380	170,666,460
Sherwin-Williams Co.	247,747	171,391,375
Visa, Inc. Class A	1,199,470	231,797,578

TOTAL UNITED STATES OF AMERICA		2,228,200,305

TOTAL COMMON STOCKS
(Cost $6,586,732,261)		12,858,856,015

Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (d)(e)
(Cost $18,859,141)	172,113	18,859,141

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.09% (f)	355,778,534	355,849,689
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	41,935,930	41,940,124
TOTAL MONEY MARKET FUNDS
(Cost $397,789,813)		397,789,813
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $7,003,381,215)		13,275,504,969
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(318,559,732)
NET ASSETS - 100%		$12,956,945,237

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,629,195 or 0.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,859,141 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$18,859,141

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54,831
Fidelity Securities Lending Cash Central Fund	35,582
Total	$90,413

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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